Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2024
Text block Explanatory [Abstract]
Summary of Trade and Other Payables
(1) Details of trade and other payables as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023		December 31, 2024
Current liabilities
Trade payables	￦	1,297,752	1,036,707
Other payables		6,757,170	6,358,084

Total	￦	8,054,922	7,394,791

Non-current liabilities
Trade payables	￦	3,202	1,035
Other payables		816,356	577,374

Total	￦	819,558	578,409

Summary of Other Payables
(2)	Details of other payables as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023		December 31, 2024
Non-trade payables 1	￦	5,207,165	4,578,424
Accrued expenses		1,267,700	1,293,627
Operating deposits		880,810	833,482
Others		217,851	229,925
Less: non-current		(816,356)	(577,374)

Current	￦	6,757,170	6,358,084

1	As of December 31, 2024, credit sale liabilities amounting to ￦ 1,612,495 million (December 31, 2023: ￦ 2,314,077 million) held by BC Card Co., Ltd. (a subsidiary of the Group) are included.